Loans, borrowings, leases, cash and cash equivalents and short-term investments - Debt payments (Details) $ in Millions	Dec. 31, 2021 USD ($)
Loans and borrowings
Principal	$ 12,022
Estimated future interest payments	6,390
2022
Loans and borrowings
Principal	872
Estimated future interest payments	600
2023
Loans and borrowings
Principal	289
Estimated future interest payments	564
2024.
Loans and borrowings
Principal	2,004
Estimated future interest payments	539
2025.
Loans and borrowings
Principal	145
Estimated future interest payments	510
Between 2026 and 2029
Loans and borrowings
Principal	2,455
Estimated future interest payments	2,049
2031 onwards
Loans and borrowings
Principal	6,257
Estimated future interest payments	$ 2,128